Schedule of amounts due to related parties (Details) - USD ($)	Jun. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Balances included in accounts and other payables		$ 95,758
Related party advances	$ 151,361	$ 150,794